Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Interest Income	$ 24,521	$ 24,023	$ 24,926	$ 24,584	$ 23,707	$ 17,886	$ 16,160	$ 15,924	$ 98,054	$ 73,677	$ 58,594
Net Interest Income	21,222	20,418	21,741	21,719	20,745	15,824	14,766	14,772	85,100	66,107	54,502
Net Income (Loss)	$ 7,841	$ 7,708	$ 8,660	$ 9,669	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 33,878	$ 14,139	$ 15,872
Basic Earnings (loss) per Common Share	$ 0.48	$ 0.48	$ 0.55	$ 0.61	$ 0.48	$ (0.31)	$ 0.26	$ 0.65	$ 2.12	$ 1.10	$ 1.48
Diluted Earnings (loss) per Common Share	$ 0.47	$ 0.46	$ 0.51	$ 0.57	$ 0.45	$ (0.31)	$ 0.24	$ 0.55	$ 2.01	$ 1.02	$ 1.28